iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF

Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:

1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024

2.	The section of the Fund’s Prospectus entitled “Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo are primarily responsible for the day‑to‑day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of their respective portfolio management teams who have more limited responsibilities.
Matthew DeCicco has been employed by BFA or its affiliates as a portfolio manager since 2010. He is a Director of BlackRock, Inc.
Orlando Montalvo has been employed by BFA or its affiliates as a senior portfolio manager since 2009. He is a Managing Director of BlackRock, Inc.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

3.	In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the table listing each Portfolio Manager’s other types of portfolios and/or accounts (excluding the Funds) is deleted in its entirety and replaced with the following as of December 31, 2024:
Matthew DeCicco

Types of Accounts	Number	Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

Orlando Montalvo
Types of Accounts	Number	Total Assets

Registered Investment Companies	13	$8,939,000,000

Other Pooled Investment Vehicles	17	1,293,000,000

Other Accounts	8	2,000,000

4.	In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Funds’ SAI, the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts is deleted in its entirety and replaced with the following as of December 31, 2024:
Matthew DeCicco

Types of Accounts	Number of Other Accounts with Performance Fees Managed By Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

Orlando Montalvo
Types of Accounts	Number of Other Accounts with Performance Fees Managed By Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

5.	As of December 31, 2024, the Portfolio Managers did not beneficially own shares of the Funds.

6.	All other Portfolio Manager references are hereby removed for the Funds.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑PM1‑0125

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE